LEASES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	September 30,	March 31,
	2025	2025
Operating lease right-of-use lease assets	$377,626	$434,188

Operating lease liabilities – current	$292,072	$275,213
Operating lease liabilities – non-current	202,158	258,974
Total operating lease liabilities	$494,230	$534,187

	March 31,	March 31,
	2025	2024
Operating lease right-of-use lease assets	$434,188	$346,995

Operating lease liabilities – current	$275,213	$248,562
Operating lease liabilities – non-current	258,974	186,833
Total operating lease liabilities	$534,187	$435,395

Schedule of Weighted Average Remaining Lease Terms and Discount Rates

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2025 and March 31, 2025:

	September 30,	March 31,
	2025	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.27	2.74
Weighted average discount rate	3.69%	3.64%

	March 31,	March 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.74	3.02
Weighted average discount rate	3.64%	4.38%

Schedule of Future Minimum Lease Payments

As of September 30, 2025, future minimum lease payments under non-cancelable operating lease agreement are as follows:

Remaining of 2026	$222,753
2027	156,196
2028	83,930
2029	12,598
2030	11,123
Thereafter	27,808
Total lease payments	514,408
Less: imputed interest	(20,178)
Total	$494,230

2026	$286,416
2027	147,447
2028	76,551
2029	10,912
2030	10,912
Thereafter	27,281
Total lease payments	559,519
Less: imputed interest	(25,332)
Total	$534,187

Schedule of Components of Lease Income

The components of lease income are as follows:

		For the Six Months Ended
		September 30,
	Location in disaggregation of revenue	2025	2024
Revenue from sales type leases	Sales of equipment	$21,915	$8,880
Financing income on lease receivables	Financing	2,775	3,937
Lease income - operating leases	Leasing of equipment	393,399	508,013
Variable lease income	Leasing of equipment	143,002	124,543
Revenue from maintenance services	Maintenance services	27,216	47,542
Total lease income		$588,307	$692,915

		For the Years Ended
		March 31,
	Location in Statements of
	Income	2025	2024	2023
Revenue from sales type leases	Sales of equipment	$31,516	$45,411	$112,908
Financing income on lease receivables	Financing	7,397	12,019	12,935
Lease income - operating leases	Leasing of equipment	969,089	911,140	627,347
Variable lease income	Leasing of equipment	267,428	323,180	482,493
Revenue from maintenance services	Maintenance services	74,587	106,745	113,582
Total lease income		$1,350,017	$1,398,495	$1,349,265